Employee Compensation	12 Months Ended
Dec. 31, 2023
Employee Compensation
Employee Compensation

Note 7

Employee Compensation

Onshore - presented within administrative expenses
EUR’000	Note	2023	2022	2021
Wages and salaries		16,957	8,873	6,637
Employer’s contribution to defined contribution plans		847	502	350
Share based payment expense	8	1,134	352	360
Other short-term benefits		611	178	145
		19,549	9,905	7,492
Average number of full time employees		113	70	58

Employee compensation includes EUR 660 thousands related to bonus paid, included in transaction cost. For more information relate administrative expenses (Note 4).

Offshore - presented within cost of sales
EUR’000	Note	2023	2022	2021
Wages and salaries		14,056	11,693	1,097
Employer’s contribution to defined contribution plans		1,124	1,082	60
Other short-term benefits		741	314	2
Total offshore employee compensation		15,921	13,089	1,159
Average number of full time employees		182	162	12

Total
EUR’000	Note	2023	2022	2021
Wages and salaries		31,013	20,566	7,734
Employer’s contribution to defined contribution plans		1,971	1,584	410
Share based payment expense	8	1,134	352	360
Other short-term benefits		1,352	492	147
Total employee compensation		35,470	22,994	8,651
Average number of full time employees		295	232	70
Number of employees at the end of the reporting period		570	232	206

Eneti employees, both onshore and offshore, joined the Group by the end of December 2023. Thus, average number of full-time employees as of 2023 reflect the number of employees divided by 12 months. Eneti had 99 onshore full time employees and 176 seafarers by the end of 2023.

Offshore crew was hired directly by the Company by the end of November 2021. Average number of full-time employees as of 2021 reflect the number of seafarers. The Company had 148 seafarers by the end of 2021.

Labor costs related to certain employees who are working on the management of the newbuilding process have been capitalised. These capitalised costs amount to EUR 1.1 in 2023 and EUR 900 thousands in 2022.